UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Steven I. Koszalka

American Funds Target Date Retirement Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Target Date Retirement Series®
American Funds 2060
Target Date Retirement FundSM
Investment portfolio
July 31, 2016
unaudited
Fund investments Growth funds 40%	Shares	Value (000)
AMCAP Fund, Class R-6	265,608	$7,217
EuroPacific Growth Fund, Class R-6	88,699	4,132
The Growth Fund of America, Class R-6	166,703	7,216
The New Economy Fund, Class R-6	113,502	4,123
New Perspective Fund, Class R-6	193,994	7,217
New World Fund, Inc., Class R-6	77,024	4,122
SMALLCAP World Fund, Inc., Class R-6	155,495	7,229
		41,256
Growth-and-income funds 45%
American Mutual Fund, Class R-6	221,147	8,251
Capital World Growth and Income Fund, Class R-6	159,479	7,220
Fundamental Investors, Class R-6	154,167	8,251
International Growth and Income Fund, Class R-6	142,008	4,127
The Investment Company of America, Class R-6	253,479	9,282
Washington Mutual Investors Fund, Class R-6	225,684	9,282
		46,413
Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	205,705	5,157
American Funds Global Balanced Fund, Class R-6	169,750	5,157
		10,314
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	362,150	5,157
Total investment securities 100% (cost: $100,108,000)		103,140
Other assets less liabilities 0%		(49)
Net assets 100%		$103,091
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$2,477
Gross unrealized depreciation on investment securities	(13)
Net unrealized appreciation on investment securities	2,464
Cost of investment securities	100,676
American Funds Target Date Retirement Series — American Funds 2060 Target Date Retirement Fund — Page 1 of 17

American Funds 2055
Target Date Retirement Fund®
Investment portfolio
July 31, 2016
unaudited
Fund investments Growth funds 40%	Shares	Value (000)
AMCAP Fund, Class R-6	2,750,696	$74,737
EuroPacific Growth Fund, Class R-6	929,647	43,303
The Growth Fund of America, Class R-6	1,727,583	74,787
The New Economy Fund, Class R-6	1,187,212	43,132
New Perspective Fund, Class R-6	2,020,919	75,178
New World Fund, Inc., Class R-6	802,359	42,942
SMALLCAP World Fund, Inc., Class R-6	1,626,977	75,638
		429,717
Growth-and-income funds 45%
American Mutual Fund, Class R-6	2,299,596	85,798
Capital World Growth and Income Fund, Class R-6	1,658,162	75,065
Fundamental Investors, Class R-6	1,603,100	85,798
International Growth and Income Fund, Class R-6	1,480,486	43,023
The Investment Company of America, Class R-6	2,635,957	96,528
Washington Mutual Investors Fund, Class R-6	2,346,920	96,529
		482,741
Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	2,137,205	53,580
American Funds Global Balanced Fund, Class R-6	1,763,693	53,581
		107,161
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	3,754,847	53,469
Total investment securities 100% (cost: $1,026,039,000)		1,073,088
Other assets less liabilities 0%		(413)
Net assets 100%		$1,072,675
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$47,355
Gross unrealized depreciation on investment securities	(2,714)
Net unrealized appreciation on investment securities	44,641
Cost of investment securities	1,028,447
American Funds Target Date Retirement Series — American Funds 2055 Target Date Retirement Fund — Page 2 of 17

American Funds 2050
Target Date Retirement Fund®
Investment portfolio
July 31, 2016
unaudited
Fund investments Growth funds 40%	Shares	Value (000)
AMCAP Fund, Class R-6	6,714,729	$182,439
EuroPacific Growth Fund, Class R-6	2,272,162	105,837
The Growth Fund of America, Class R-6	4,217,206	182,563
The New Economy Fund, Class R-6	2,898,492	105,302
New Perspective Fund, Class R-6	4,933,271	183,518
New World Fund, Inc., Class R-6	1,958,810	104,836
SMALLCAP World Fund, Inc., Class R-6	3,964,524	184,311
		1,048,806
Growth-and-income funds 45%
American Mutual Fund, Class R-6	5,608,069	209,237
Capital World Growth and Income Fund, Class R-6	4,046,938	183,205
Fundamental Investors, Class R-6	3,909,512	209,237
International Growth and Income Fund, Class R-6	3,623,646	105,303
The Investment Company of America, Class R-6	6,428,990	235,430
Washington Mutual Investors Fund, Class R-6	5,723,834	235,421
		1,177,833
Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	5,210,458	130,626
American Funds Global Balanced Fund, Class R-6	4,304,119	130,759
		261,385
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	9,157,186	130,398
Total investment securities 100% (cost: $2,398,419,000)		2,618,422
Other assets less liabilities 0%		(603)
Net assets 100%		$2,617,819
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$220,260
Gross unrealized depreciation on investment securities	(5,247)
Net unrealized appreciation on investment securities	215,013
Cost of investment securities	2,403,409
American Funds Target Date Retirement Series — American Funds 2050 Target Date Retirement Fund — Page 3 of 17

American Funds 2045
Target Date Retirement Fund®
Investment portfolio
July 31, 2016
unaudited
Fund investments Growth funds 40%	Shares	Value (000)
AMCAP Fund, Class R-6	8,312,022	$225,838
EuroPacific Growth Fund, Class R-6	2,817,901	131,258
The Growth Fund of America, Class R-6	5,229,335	226,378
The New Economy Fund, Class R-6	3,586,028	130,280
New Perspective Fund, Class R-6	6,106,792	227,173
New World Fund, Inc., Class R-6	2,422,943	129,676
SMALLCAP World Fund, Inc., Class R-6	4,924,914	228,959
		1,299,562
Growth-and-income funds 43%
American Mutual Fund, Class R-6	6,643,339	247,863
Capital World Growth and Income Fund, Class R-6	4,764,863	215,705
Fundamental Investors, Class R-6	4,631,222	247,863
International Growth and Income Fund, Class R-6	4,489,497	130,465
The Investment Company of America, Class R-6	7,654,413	280,305
Washington Mutual Investors Fund, Class R-6	6,815,149	280,307
		1,402,508
Equity-income and Balanced funds 12%
American Balanced Fund, Class R-6	6,908,181	173,188
American Funds Global Balanced Fund, Class R-6	5,340,359	162,240
Capital Income Builder, Class R-6	377,166	22,577
The Income Fund of America, Class R-6	1,035,316	22,477
		380,482
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	11,366,472	161,858
Total investment securities 100% (cost: $2,988,412,000)		3,244,410
Other assets less liabilities 0%		(1,089)
Net assets 100%		$3,243,321
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$256,150
Gross unrealized depreciation on investment securities	(6,452)
Net unrealized appreciation on investment securities	249,698
Cost of investment securities	2,994,712
American Funds Target Date Retirement Series — American Funds 2045 Target Date Retirement Fund — Page 4 of 17

American Funds 2040
Target Date Retirement Fund®
Investment portfolio
July 31, 2016
unaudited
Fund investments Growth funds 40%	Shares	Value (000)
AMCAP Fund, Class R-6	13,281,350	$360,854
EuroPacific Growth Fund, Class R-6	4,500,875	209,651
The Growth Fund of America, Class R-6	8,341,392	361,099
The New Economy Fund, Class R-6	5,732,267	208,253
New Perspective Fund, Class R-6	9,757,727	362,987
New World Fund, Inc., Class R-6	3,874,018	207,338
SMALLCAP World Fund, Inc., Class R-6	7,842,094	364,579
		2,074,761
Growth-and-income funds 38%
American Mutual Fund, Class R-6	9,196,255	343,112
Capital World Growth and Income Fund, Class R-6	6,458,448	292,374
Fundamental Investors, Class R-6	6,410,607	343,096
International Growth and Income Fund, Class R-6	6,537,876	189,991
The Investment Company of America, Class R-6	10,792,008	395,203
Washington Mutual Investors Fund, Class R-6	10,039,942	412,943
		1,976,719
Equity-income and Balanced funds 17%
American Balanced Fund, Class R-6	12,334,251	309,220
American Funds Global Balanced Fund, Class R-6	9,122,780	277,150
Capital Income Builder, Class R-6	2,326,168	139,244
The Income Fund of America, Class R-6	6,393,978	138,813
		864,427
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	18,114,678	257,953
Total investment securities 100% (cost: $4,730,951,000)		5,173,860
Other assets less liabilities 0%		(1,460)
Net assets 100%		$5,172,400
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$443,953
Gross unrealized depreciation on investment securities	(10,185)
Net unrealized appreciation on investment securities	433,768
Cost of investment securities	4,740,092
American Funds Target Date Retirement Series — American Funds 2040 Target Date Retirement Fund — Page 5 of 17

American Funds 2035
Target Date Retirement Fund®
Investment portfolio
July 31, 2016
unaudited
Fund investments Growth funds 38%	Shares	Value (000)
AMCAP Fund, Class R-6	14,083,000	$382,635
EuroPacific Growth Fund, Class R-6	5,042,253	234,868
The Growth Fund of America, Class R-6	8,852,883	383,241
The New Economy Fund, Class R-6	5,838,944	212,129
New Perspective Fund, Class R-6	10,892,043	405,184
New World Fund, Inc., Class R-6	3,942,965	211,028
SMALLCAP World Fund, Inc., Class R-6	8,337,359	387,604
		2,216,689
Growth-and-income funds 35%
American Mutual Fund, Class R-6	9,274,520	346,032
Capital World Growth and Income Fund, Class R-6	6,379,988	288,822
Fundamental Investors, Class R-6	6,465,477	346,032
International Growth and Income Fund, Class R-6	6,028,970	175,202
The Investment Company of America, Class R-6	11,027,987	403,845
Washington Mutual Investors Fund, Class R-6	11,224,650	461,670
		2,021,603
Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	13,802,469	346,028
American Funds Global Balanced Fund, Class R-6	11,429,163	347,218
Capital Income Builder, Class R-6	3,853,003	230,641
The Income Fund of America, Class R-6	10,612,542	230,398
		1,154,285
Fixed income funds 7%
American Funds Inflation Linked Bond Fund, Class R-6	4,081,789	40,328
U.S. Government Securities Fund, Class R-6	24,506,481	348,972
		389,300
Total investment securities 100% (cost: $5,306,155,000)		5,781,877
Other assets less liabilities 0%		(2,081)
Net assets 100%		$5,779,796
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$469,007
Gross unrealized depreciation on investment securities	(5,803)
Net unrealized appreciation on investment securities	463,204
Cost of investment securities	5,318,673
American Funds Target Date Retirement Series — American Funds 2035 Target Date Retirement Fund — Page 6 of 17

American Funds 2030
Target Date Retirement Fund®
Investment portfolio
July 31, 2016
unaudited
Fund investments Growth funds 30%	Shares	Value (000)
AMCAP Fund, Class R-6	15,366,875	$417,518
EuroPacific Growth Fund, Class R-6	6,259,652	291,575
The Growth Fund of America, Class R-6	9,729,389	421,185
The New Economy Fund, Class R-6	4,564,880	165,842
New Perspective Fund, Class R-6	13,486,433	501,695
New World Fund, Inc., Class R-6	3,503,941	187,531
SMALLCAP World Fund, Inc., Class R-6	8,649,946	402,136
		2,387,482
Growth-and-income funds 35%
American Mutual Fund, Class R-6	12,663,654	472,481
Capital World Growth and Income Fund, Class R-6	8,712,809	394,429
Fundamental Investors, Class R-6	8,828,248	472,488
International Growth and Income Fund, Class R-6	8,226,418	239,060
The Investment Company of America, Class R-6	15,069,604	551,849
Washington Mutual Investors Fund, Class R-6	15,339,085	630,896
		2,761,203
Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	18,816,698	471,734
American Funds Global Balanced Fund, Class R-6	15,596,737	473,829
Capital Income Builder, Class R-6	5,247,245	314,100
The Income Fund of America, Class R-6	14,429,567	313,266
		1,572,929
Fixed income funds 15%
American Funds Inflation Linked Bond Fund, Class R-6	21,457,424	211,999
American Funds Mortgage Fund, Class R-6	13,264,687	136,494
Capital World Bond Fund, Class R-6	6,740,058	137,902
Intermediate Bond Fund of America, Class R-6	7,953,886	108,809
U.S. Government Securities Fund, Class R-6	42,389,028	603,620
		1,198,824
Total investment securities 100% (cost: $7,245,186,000)		7,920,438
Other assets less liabilities 0%		(2,613)
Net assets 100%		$7,917,825
American Funds Target Date Retirement Series — American Funds 2030 Target Date Retirement Fund — Page 7 of 17

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2016 (000)
U.S. Government Securities Fund, Class R-6	32,857,232	11,299,671	1,767,875	42,389,028	$5,897	$603,620
American Funds Inflation Linked Bond Fund, Class R-6	15,074,122	7,122,427	739,125	21,457,424	877	211,999
American Funds Mortgage Fund, Class R-6	5,771,274	7,737,324	243,911	13,264,687	1,278	136,494
					$8,052	$952,113
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$669,990
Gross unrealized depreciation on investment securities	(11,253)
Net unrealized appreciation on investment securities	658,737
Cost of investment securities	7,261,701
American Funds Target Date Retirement Series — American Funds 2030 Target Date Retirement Fund — Page 8 of 17

American Funds 2025
Target Date Retirement Fund®
Investment portfolio
July 31, 2016
unaudited
Fund investments Growth funds 18%	Shares	Value (000)
AMCAP Fund, Class R-6	10,876,692	$295,520
EuroPacific Growth Fund, Class R-6	4,915,600	228,969
The Growth Fund of America, Class R-6	6,366,437	275,603
New Perspective Fund, Class R-6	10,149,430	377,559
New World Fund, Inc., Class R-6	959,054	51,328
SMALLCAP World Fund, Inc., Class R-6	3,390,269	157,613
		1,386,592
Growth-and-income funds 33%
American Mutual Fund, Class R-6	12,109,940	451,822
Capital World Growth and Income Fund, Class R-6	8,343,104	377,692
Fundamental Investors, Class R-6	7,948,350	425,396
International Growth and Income Fund, Class R-6	6,978,064	202,782
The Investment Company of America, Class R-6	13,678,798	500,918
Washington Mutual Investors Fund, Class R-6	13,372,678	550,018
		2,508,628
Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	18,027,344	451,946
American Funds Global Balanced Fund, Class R-6	14,934,181	453,700
Capital Income Builder, Class R-6	5,034,455	301,362
The Income Fund of America, Class R-6	13,858,259	300,863
		1,507,871
Fixed income funds 29%
American Funds Inflation Linked Bond Fund, Class R-6	33,179,084	327,810
American Funds Mortgage Fund, Class R-6	36,580,885	376,417
The Bond Fund of America, Class R-6	9,987,924	131,541
Capital World Bond Fund, Class R-6	18,563,260	379,804
Intermediate Bond Fund of America, Class R-6	31,658,261	433,085
U.S. Government Securities Fund, Class R-6	35,192,030	501,135
		2,149,792
Total investment securities 100% (cost: $6,950,981,000)		7,552,883
Other assets less liabilities 0%		(2,707)
Net assets 100%		$7,550,176
American Funds Target Date Retirement Series — American Funds 2025 Target Date Retirement Fund — Page 9 of 17

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2016 (000)
U.S. Government Securities Fund, Class R-6	28,031,922	9,069,894	1,909,786	35,192,030	$4,970	$501,135
American Funds Mortgage Fund, Class R-6	28,363,648	10,029,418	1,812,181	36,580,885	4,495	376,417
American Funds Inflation Linked Bond Fund, Class R-6	25,855,279	8,901,854	1,578,049	33,179,084	1,493	327,810
					$10,958	$1,205,362
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$592,428
Gross unrealized depreciation on investment securities	(9,783)
Net unrealized appreciation on investment securities	582,645
Cost of investment securities	6,970,238
American Funds Target Date Retirement Series — American Funds 2025 Target Date Retirement Fund — Page 10 of 17

American Funds 2020
Target Date Retirement Fund®
Investment portfolio
July 31, 2016
unaudited
Fund investments Growth funds 12%	Shares	Value (000)
AMCAP Fund, Class R-6	9,006,735	$244,713
EuroPacific Growth Fund, Class R-6	3,303,108	153,859
The Growth Fund of America, Class R-6	4,020,240	174,036
New Perspective Fund, Class R-6	8,055,629	299,669
		872,277
Growth-and-income funds 28%
American Mutual Fund, Class R-6	11,550,063	430,933
Capital World Growth and Income Fund, Class R-6	7,575,615	342,948
Fundamental Investors, Class R-6	6,329,861	338,774
International Growth and Income Fund, Class R-6	4,215,468	122,501
The Investment Company of America, Class R-6	11,252,613	412,071
Washington Mutual Investors Fund, Class R-6	9,941,685	408,902
		2,056,129
Equity-income and Balanced funds 22%
American Balanced Fund, Class R-6	15,267,935	382,767
American Funds Global Balanced Fund, Class R-6	11,898,939	361,490
Capital Income Builder, Class R-6	6,953,234	416,221
The Income Fund of America, Class R-6	19,145,747	415,654
		1,576,132
Fixed income funds 38%
American Funds Inflation Linked Bond Fund, Class R-6	41,935,996	414,328
American Funds Mortgage Fund, Class R-6	37,745,248	388,399
American High-Income Trust, Class R-6	12,537,183	125,497
The Bond Fund of America, Class R-6	33,379,560	439,609
Capital World Bond Fund, Class R-6	17,888,588	366,000
Intermediate Bond Fund of America, Class R-6	47,879,433	654,991
U.S. Government Securities Fund, Class R-6	28,829,380	410,530
		2,799,354
Total investment securities 100% (cost: $6,704,795,000)		7,303,892
Other assets less liabilities 0%		(2,490)
Net assets 100%		$7,301,402
American Funds Target Date Retirement Series — American Funds 2020 Target Date Retirement Fund — Page 11 of 17

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2016 (000)
Intermediate Bond Fund of America, Class R-6	39,456,494	11,191,488	2,768,549	47,879,433	$6,796	$654,991
American Funds Inflation Linked Bond Fund, Class R-6	33,723,255	10,183,438	1,970,697	41,935,996	1,961	414,328
American Funds Mortgage Fund, Class R-6	29,901,562	9,701,885	1,858,199	37,745,248	4,669	388,399
					$13,426	$1,457,718
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$586,697
Gross unrealized depreciation on investment securities	(2,925)
Net unrealized appreciation on investment securities	583,772
Cost of investment securities	6,720,120
American Funds Target Date Retirement Series — American Funds 2020 Target Date Retirement Fund — Page 12 of 17

American Funds 2015
Target Date Retirement Fund®
Investment portfolio
July 31, 2016
unaudited
Fund investments Growth funds 3%	Shares	Value (000)
AMCAP Fund, Class R-6	1,567,016	$42,576
The Growth Fund of America, Class R-6	495,987	21,471
New Perspective Fund, Class R-6	1,144,527	42,577
		106,624
Growth-and-income funds 25%
American Mutual Fund, Class R-6	5,192,796	193,743
Capital World Growth and Income Fund, Class R-6	2,905,505	131,532
Fundamental Investors, Class R-6	2,422,072	129,630
International Growth and Income Fund, Class R-6	1,135,934	33,010
The Investment Company of America, Class R-6	4,435,915	162,443
Washington Mutual Investors Fund, Class R-6	3,927,087	161,521
		811,879
Equity-income and Balanced funds 27%
American Balanced Fund, Class R-6	4,700,020	117,830
American Funds Global Balanced Fund, Class R-6	3,208,254	97,467
Capital Income Builder, Class R-6	5,446,630	326,035
The Income Fund of America, Class R-6	14,967,733	324,949
		866,281
Fixed income funds 45%
American Funds Inflation Linked Bond Fund, Class R-6	22,977,865	227,021
American Funds Mortgage Fund, Class R-6	18,953,294	195,029
American High-Income Trust, Class R-6	16,197,892	162,141
The Bond Fund of America, Class R-6	19,750,786	260,118
Capital World Bond Fund, Class R-6	7,951,588	162,690
Intermediate Bond Fund of America, Class R-6	21,379,407	292,470
U.S. Government Securities Fund, Class R-6	11,425,155	162,694
		1,462,163
Total investment securities 100% (cost: $3,005,728,000)		3,246,947
Other assets less liabilities 0%		(1,259)
Net assets 100%		$3,245,688
American Funds Target Date Retirement Series — American Funds 2015 Target Date Retirement Fund — Page 13 of 17

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2016 (000)
American Funds Inflation Linked Bond Fund, Class R-6	20,961,638	3,417,474	1,401,247	22,977,865	$1,201	$227,021
American Funds Mortgage Fund, Class R-6	16,517,833	3,627,529	1,192,068	18,953,294	2,450	195,029
					$3,651	$422,050
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$248,608
Gross unrealized depreciation on investment securities	(14,220)
Net unrealized appreciation on investment securities	234,388
Cost of investment securities	3,012,559
American Funds Target Date Retirement Series — American Funds 2015 Target Date Retirement Fund — Page 14 of 17

American Funds 2010
Target Date Retirement Fund®
Investment portfolio
July 31, 2016
unaudited
Fund investments Growth-and-income funds 23%	Shares	Value (000)
American Mutual Fund, Class R-6	2,906,455	$108,440
Capital World Growth and Income Fund, Class R-6	1,697,808	76,860
Fundamental Investors, Class R-6	1,310,542	70,140
International Growth and Income Fund, Class R-6	435,830	12,665
The Investment Company of America, Class R-6	2,438,980	89,315
Washington Mutual Investors Fund, Class R-6	2,165,759	89,078
		446,498
Equity-income and Balanced funds 30%
American Balanced Fund, Class R-6	2,265,833	56,804
American Funds Global Balanced Fund, Class R-6	1,881,933	57,173
Capital Income Builder, Class R-6	3,838,934	229,799
The Income Fund of America, Class R-6	10,556,130	229,174
		572,950
Fixed income funds 47%
American Funds Inflation Linked Bond Fund, Class R-6	13,582,837	134,198
American Funds Mortgage Fund, Class R-6	11,148,525	114,718
American High-Income Trust, Class R-6	9,517,678	95,272
The Bond Fund of America, Class R-6	11,636,400	153,251
Capital World Bond Fund, Class R-6	4,721,008	96,592
Intermediate Bond Fund of America, Class R-6	15,051,428	205,904
Short-Term Bond Fund of America, Class R-6	3,298,884	33,022
U.S. Government Securities Fund, Class R-6	4,483,856	63,850
		896,807
Total investment securities 100% (cost: $1,836,247,000)		1,916,255
Other assets less liabilities 0%		(615)
Net assets 100%		$1,915,640
American Funds Target Date Retirement Series — American Funds 2010 Target Date Retirement Fund — Page 15 of 17

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2016 (000)
American Funds Inflation Linked Bond Fund, Class R-6	12,971,967	2,229,736	1,618,866	13,582,837	$724	$134,198
American Funds Mortgage Fund, Class R-6*	10,230,789	2,099,915	1,182,179	11,148,525	1,454	—
					$2,178	$134,198

*Unaffiliated issuer at 7/31/2016.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$79,776
Gross unrealized depreciation on investment securities	(7,291)
Net unrealized appreciation on investment securities	72,485
Cost of investment securities	1,843,770
American Funds Target Date Retirement Series — American Funds 2010 Target Date Retirement Fund — Page 16 of 17

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2016, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-850-0916O-S54160	American Funds Target Date Retirement Series — Page 17 of 17

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: September 28, 2016

By _/s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: September 28, 2016